Earnings/(losses) per Share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2020
Earnings/(losses) per Share ("EPS")
Schedule of earnings/(losses) per share

	For the year ended
	December 31,
	2018	2019	2020
Basic earnings/(loss) per share
Profit/(loss) for the year attributable to owners of the Group	47,683	(100,661)	(44,948)
Less: Dividends on Preference Shares	(10,063)	(10,063)	(10,063)
Profit/(loss) for the year attributable to owners of the Group	37,620	(110,724)	(55,011)
Weighted average number of shares outstanding, basic	80,792,837	80,849,818	88,011,160
Basic earnings/(loss) per share	0.47	(1.37)	(0.63)
Diluted earnings/(loss) per share
Profit/(loss) for the year attributable to owners of the Group used in the calculation of diluted EPS	37,620	(110,724)	(55,011)
Weighted average number of shares outstanding, basic	80,792,837	80,849,818	88,011,160
Dilutive potential ordinary shares	844,185	—	—
Weighted average number of shares used in the calculation of diluted EPS	81,637,022	80,849,818	88,011,160
Diluted earnings/(loss) per share	0.46	(1.37)	(0.63)